Other disclosures	12 Months Ended
Jun. 30, 2023
Other disclosures [Abstract]
Other disclosures
Section 9.	Other disclosures

9.1	Capital and other commitments

	06/30/2023	06/30/2022
	$’000	$’000
Payable within one year
Water rights	518	208
Non-cancellable lease commitments	252	36
Exploration and evaluation expenditure commitments	170	169
Sub total	940	413
Payable after one year but not later than five years
Water rights	1,370	342
Non-cancellable lease commitments	71	29
Exploration and evaluation expenditure commitments	432	338
Sub total	1,872	709
Payable later than five years
Water rights	-	-
Non-cancellable operating lease rental commitments	-	-
Exploration and evaluation expenditure commitments	-	-
Sub total	-	-
Total commitments	2,812	1,122

Water rights

The Company has secured water rights via exclusive options to enter into long-term leases. In addition, there is an option to purchase these water rights and associated land at any time at the Company’s sole election. This is a discretionary purchase and is excluded from the commitments disclosed above.

Non-cancellable lease commitments

Included within non-cancellable lease commitments is the lease of a neighboring property to the Rhyolite Ridge Lithium-Boron Project.  The Company has entered into an option agreement to purchase this property. The cost of this discretionary purchase is excluded from the commitments disclosed above.

Exploration license expenditure requirements

In order to maintain the Company’s tenements in good standing with the various mines departments and comply with the underlying option agreements, the Company will be required to pay annual claim maintenance fees.  It is likely that the granting of new licenses and changes in license areas at renewal or expiry will change the expenditure commitment to the Company from time to time.

9.2	Contingent liabilities

Settlement of Rhyolite Ridge

The Company entered an option agreement to purchase Rhyolite Ridge from Boundary Peak Minerals LLC on 3 June 2016. The Company has made 4 progress payments to Boundary Peak under the agreement. A final payment will fall due following Board making a ‘decision to mine’ the Rhyolite Ridge property. Once this decision is made, the Company is required under the terms of the contract to either:

•	Pay Boundary Peak LLC US$3 million, or
•	Issue shares (or a mix of both shares and cash) to Boundary Peak LLC, to the equivalent of US$3 million at a fixed exchange rate of USD $0.75 = AUD$1.00.

At the date of this report the decision to mine has not yet been made by the Company.

There are no other known contingent liabilities as at 30 June 2023.

9.3	Related Party disclosures

Non-key management personnel disclosures

The Group has a related party relationship with its controlled entities, refer to note 8.2.  The Company and its controlled entities engage in a variety of related party transactions in the ordinary course of business.  These transactions are conducted on normal terms and conditions.

Key management personnel disclosures

For all related party transactions with key management personnel, refer to note 7.2, Key management personnel disclosures.

9.4	Events after reporting date

In the period since 30 June 2023 and up to the date of this report, there has not been any other item, transaction or event of a material and unusual nature likely in the opinion of directors, to substantially affect the operations of the Group, the results of those operations or the state of affairs of the Group in subsequent financial years.